The Victory Portfolios
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                 March 30, 1999


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

                  Re:      The Victory Portfolios
                           File Nos. 33-8982; 811-4852; CIK: 0000802716
                           --------------------------------------------

Ladies and Gentlemen:

         On behalf of The Victory Portfolios ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses for the Fund for Income and the Small Company Opportunity Fund, each a series of Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on March 26, 1999, accession number 0000922423-99-000451.

         If you have any questions or comments regarding this filing, please call George P. Attisano at (212) 715-9289.

                                                     Very truly yours,


                                                     The Victory Portfolios


                                                     By: /s/ Joel B. Engle
                                                         -------------------
                                                          Joel B. Engle
                                                          Treasurer